Cash and Short-term Deposits - Summary of Cash and Short-term Deposits (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	£ 93,727	£ 22,922
Short-term deposits	569	547
Total	£ 94,296	£ 23,469	£ 16,347	£ 25,042